Quarterly portfolio holdings
John Hancock
Active Equity ETFs
June 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Funds’ investments
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 99.0%		$702,527,775
(Cost $697,260,026)
Bermuda 1.7%		12,242,272
Everest Group, Ltd.	34,270	12,242,272
Canada 11.7%		83,120,954
Kinross Gold Corp. (A)	1,311,521	31,042,027
Nutrien, Ltd.	460,269	28,986,809
Teck Resources, Ltd., Class B (A)	387,853	23,092,118
Denmark 1.6%		11,428,863
Novo Nordisk A/S, B Shares	237,514	11,428,863
Finland 3.2%		22,803,178
Nordea Bank ABP	1,201,702	22,803,178
France 6.7%		47,324,011
Bureau Veritas SA	357,492	10,945,539
Capgemini SE	108,270	10,888,137
Rexel SA	234,360	10,238,133
Vallourec SACA	651,074	15,252,202
Germany 4.1%		29,280,787
Allianz SE	29,576	14,002,478
Siemens AG	47,531	15,278,309
India 1.8%		13,035,962
HDFC Bank, Ltd., ADR	504,683	13,035,962
Japan 20.6%		146,116,828
Hitachi, Ltd.	892,200	24,544,078
KDDI Corp.	1,009,900	17,056,917
Mitsubishi Electric Corp.	518,700	18,753,307
Renesas Electronics Corp.	667,800	19,751,513
Resona Holdings, Inc.	1,402,000	18,167,125
Sony Group Corp.	1,011,900	20,421,671
Sumitomo Mitsui Financial Group, Inc.	702,300	27,422,217
Mexico 1.9%		13,485,994
Coca-Cola Femsa SAB de CV, ADR	126,927	13,485,994
Netherlands 6.2%		43,736,616
Airbus SE	56,852	12,644,885
ING Groep NV	570,056	18,033,786
Prosus NV (B)	300,639	13,057,945
Portugal 2.6%		18,431,448
Galp Energia SGPS SA	864,643	18,431,448
South Korea 10.0%		71,239,272
KB Financial Group, Inc.	115,250	11,827,761
KT Corp., ADR	526,490	9,097,747
Samsung Electronics Company, Ltd.	180,085	38,822,945
Samsung Fire & Marine Insurance Company, Ltd.	28,807	11,490,819
Switzerland 12.1%		85,433,793
Novartis AG	215,747	33,855,148
Roche Holding AG, Participation Certificates	73,172	30,188,609
Sandoz Group AG	235,972	21,390,036
United Kingdom 14.8%		104,847,797
AstraZeneca PLC	117,601	22,008,103
2	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
United Kingdom (continued)
BAE Systems PLC	888,116	$21,736,173
NatWest Group PLC	2,591,057	22,937,986
Shell PLC	327,856	12,762,850
Tesco PLC	1,821,589	11,090,002
The Weir Group PLC	448,574	14,312,683

	Yield (%)	Shares	Value
Short-term investments 0.1%			$441,604
(Cost $441,610)
Short-term funds 0.1%			441,604
John Hancock Collateral Trust (C)	3.6026(D)	44,163	441,604

Total investments (Cost $697,701,636) 99.1%	$702,969,379
Other assets and liabilities, net 0.9%	6,232,205
Total net assets 100.0%	$709,201,584

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $424,400. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $6,523 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
The fund had the following sector composition as a percentage of net assets on 6-30-26:
Financials	24.2%
Industrials	18.1%
Health care	16.8%
Materials	11.7%
Information technology	9.8%
Energy	6.5%
Consumer discretionary	4.7%
Communication services	3.7%
Consumer staples	3.5%
Short-term investments and other	1.0%
TOTAL	100.0%
DISCIPLINED VALUE SELECT ETF

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 97.4%		$856,870,533
(Cost $819,416,644)
Communication services 5.1%		44,903,380
Entertainment 2.4%
The Walt Disney Company	215,035	20,697,119
Interactive media and services 2.7%
Meta Platforms, Inc., Class A	42,973	24,206,261
Consumer discretionary 10.7%		94,551,758
Broadline retail 7.1%
Amazon.com, Inc. (A)	261,123	62,236,055
Hotels, restaurants and leisure 1.9%
Booking Holdings, Inc.	94,696	16,878,615
Textiles, apparel and luxury goods 1.7%
Tapestry, Inc.	105,459	15,437,088
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	3

	Shares	Value
Consumer staples 7.4%		$64,750,656
Consumer staples distribution and retail 4.1%
U.S. Foods Holding Corp. (A)	354,349	36,232,185
Tobacco 3.3%
Philip Morris International, Inc.	157,639	28,518,471
Energy 5.3%		46,653,298
Oil, gas and consumable fuels 5.3%
Cenovus Energy, Inc.	645,797	16,022,224
Diamondback Energy, Inc.	95,560	16,797,537
Marathon Petroleum Corp.	54,107	13,833,537
Financials 18.8%		165,439,153
Banks 7.0%
JPMorgan Chase & Co.	106,572	34,884,213
Wells Fargo & Company	317,537	26,241,258
Capital markets 5.3%
Morgan Stanley	153,202	32,025,346
The Goldman Sachs Group, Inc.	14,623	14,789,264
Consumer finance 3.9%
American Express Company	39,071	13,215,766
Capital One Financial Corp.	104,803	21,025,578
Financial services 2.6%
Visa, Inc., Class A	67,789	23,257,728
Health care 10.3%		90,625,484
Biotechnology 2.2%
Gilead Sciences, Inc.	154,598	19,531,911
Health care providers and services 4.2%
Cencora, Inc.	58,831	16,647,996
Quest Diagnostics, Inc.	95,276	20,193,748
Life sciences tools and services 1.8%
IQVIA Holdings, Inc. (A)	79,538	15,368,332
Pharmaceuticals 2.1%
AstraZeneca PLC	99,586	18,883,497
Industrials 14.4%		126,964,304
Aerospace and defense 3.2%
Honeywell Aerospace, Inc. (A)	39,126	8,649,976
L3Harris Technologies, Inc.	65,529	19,042,072
Air freight and logistics 3.5%
C.H. Robinson Worldwide, Inc.	82,906	15,614,516
FedEx Corp.	48,601	15,218,431
Electrical equipment 2.5%
Hubbell, Inc.	42,275	22,118,280
Ground transportation 2.2%
Uber Technologies, Inc. (A)	272,755	19,682,001
Industrial conglomerates 1.0%
Honeywell International, Inc.	39,127	8,760,423
Passenger airlines 2.0%
United Airlines Holdings, Inc. (A)	131,470	17,878,605
Information technology 16.0%		140,986,340
Semiconductors and semiconductor equipment 14.8%
Applied Materials, Inc.	47,846	34,592,658
Marvell Technology, Inc.	48,931	14,576,056
Micron Technology, Inc.	22,531	26,007,308
4	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	109,364	$21,882,643
NXP Semiconductors NV	117,297	32,963,976
Software 1.2%
Oracle Corp.	74,812	10,963,699
Materials 6.1%		53,347,532
Construction materials 2.8%
CRH PLC	232,002	24,824,214
Metals and mining 3.3%
Freeport-McMoRan, Inc.	220,701	13,879,886
Kinross Gold Corp.	619,959	14,643,432
Utilities 3.3%		28,648,628
Electric utilities 3.3%
FirstEnergy Corp.	405,333	19,269,531
NRG Energy, Inc.	64,214	9,379,097

Total investments (Cost $819,416,644) 97.4%	$856,870,533
Other assets and liabilities, net 2.6%	23,149,455
Total net assets 100.0%	$880,019,988

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
The fund had the following country composition as a percentage of net assets on 6-30-26:
United States	87.8%
Netherlands	3.8%
Canada	3.5%
Ireland	2.8%
United Kingdom	2.1%
TOTAL	100.0%
FUNDAMENTAL ALL CAP CORE ETF

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 98.2%		$3,476,216
(Cost $3,040,887)
Communication services 15.8%		558,764
Entertainment 4.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,100	104,654
Spotify Technology SA (A)	113	51,882
Interactive media and services 11.4%
Alphabet, Inc., Class A	661	236,222
CarGurus, Inc. (A)	1,631	55,601
Meta Platforms, Inc., Class A	196	110,405
Consumer discretionary 17.7%		626,154
Automobile components 0.9%
Fox Factory Holding Corp. (A)	528	8,947
Mobileye Global, Inc., Class A (A)	2,414	23,368
Automobiles 1.4%
Ferrari NV	137	51,004
Broadline retail 7.9%
Amazon.com, Inc. (A)	1,167	278,143
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	5

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.6%
Vail Resorts, Inc.	413	$56,230
Household durables 3.0%
Lennar Corp., A Shares	1,166	105,511
Specialty retail 2.7%
CarMax, Inc. (A)	1,195	63,204
Group 1 Automotive, Inc.	111	32,320
Textiles, apparel and luxury goods 0.2%
Canada Goose Holdings, Inc. (A)	781	7,427
Consumer staples 1.3%		47,837
Food products 1.3%
Post Holdings, Inc. (A)	542	47,837
Energy 2.5%		87,956
Oil, gas and consumable fuels 2.5%
Cheniere Energy, Inc.	368	87,956
Financials 7.7%		271,676
Banks 0.9%
First Hawaiian, Inc.	1,105	32,377
Capital markets 5.4%
KKR & Company, Inc.	1,303	119,589
S&P Global, Inc.	175	71,271
Insurance 1.4%
Arthur J. Gallagher & Company	211	48,439
Health care 13.5%		477,099
Biotechnology 1.6%
Alnylam Pharmaceuticals, Inc. (A)	188	56,594
Health care equipment and supplies 2.5%
GE HealthCare Technologies, Inc.	540	34,565
Zimmer Biomet Holdings, Inc.	617	53,118
Health care providers and services 5.0%
Elevance Health, Inc.	192	74,252
McKesson Corp.	95	71,782
UnitedHealth Group, Inc.	73	30,341
Life sciences tools and services 2.2%
Thermo Fisher Scientific, Inc.	156	78,212
Pharmaceuticals 2.2%
Elanco Animal Health, Inc. (A)	3,179	78,235
Industrials 7.1%		250,293
Aerospace and defense 2.6%
TransDigm Group, Inc.	68	90,579
Electrical equipment 1.1%
Regal Rexnord Corp.	161	38,349
Machinery 0.8%
Fortive Corp.	466	28,468
Trading companies and distributors 2.6%
United Rentals, Inc.	82	92,897
Information technology 27.9%		986,378
IT services 0.4%
Accenture PLC, Class A	112	13,937
6	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 12.9%
Broadcom, Inc.	299	$112,947
NVIDIA Corp.	714	142,864
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	348	166,194
Texas Instruments, Inc.	112	33,384
Software 13.2%
Adobe, Inc. (A)	89	18,247
HubSpot, Inc. (A)	140	25,551
Microsoft Corp.	614	229,032
Roper Technologies, Inc.	284	96,103
Salesforce, Inc.	366	57,338
Workday, Inc., Class A (A)	335	41,011
Technology hardware, storage and peripherals 1.4%
Apple, Inc.	172	49,770
Materials 1.9%		68,737
Construction materials 1.9%
Vulcan Materials Company	233	68,737
Real estate 2.8%		101,322
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	1,627	8,574
Specialized REITs 2.6%
American Tower Corp.	178	29,115
Crown Castle, Inc.	376	28,474
Millrose Properties, Inc., Class A	1,170	35,159

	Yield (%)	Shares	Value
Short-term investments 3.4%			$118,089
(Cost $118,105)
Short-term funds 3.4%			118,089
John Hancock Collateral Trust (B)	3.6026(C)	11,810	118,089

Total investments (Cost $3,158,992) 101.6%	$3,594,305
Other assets and liabilities, net (1.6%)	(54,932)
Total net assets 100.0%	$3,539,373

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
HEDGED EQUITY ETF

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 97.5%		$87,624,075
(Cost $81,961,808)
Communication services 8.2%		7,341,816
Interactive media and services 7.3%
Alphabet, Inc., Class A	18,263	6,526,648
Wireless telecommunication services 0.9%
T-Mobile US, Inc.	4,860	815,168
Consumer discretionary 11.2%		10,097,649
Broadline retail 5.8%
Amazon.com, Inc. (A)	21,780	5,191,045
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	7

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.3%
Life Time Group Holdings, Inc. (A)	7,978	$325,822
Viking Holdings, Ltd. (A)	7,978	835,057
Household durables 1.3%
SharkNinja, Inc. (A)	7,916	1,205,369
Specialty retail 2.8%
Burlington Stores, Inc. (A)	4,859	1,539,331
Lowe’s Companies, Inc.	4,540	1,001,025
Consumer staples 6.0%		5,401,607
Consumer staples distribution and retail 6.0%
Costco Wholesale Corp.	3,434	3,212,404
Walmart, Inc.	19,329	2,189,203
Energy 5.4%		4,864,337
Oil, gas and consumable fuels 5.4%
ConocoPhillips	9,720	1,010,491
EQT Corp.	30,660	1,630,192
Suncor Energy, Inc.	11,266	604,759
Valero Energy Corp.	6,216	1,618,895
Financials 9.5%		8,570,698
Banks 6.0%
JPMorgan Chase & Co.	11,192	3,663,477
Old National Bancorp	29,049	752,369
Pinnacle Financial Partners, Inc.	9,720	980,554
Capital markets 0.7%
Morgan Stanley	3,202	669,346
Financial services 2.8%
Berkshire Hathaway, Inc., Class B (A)	5,006	2,504,952
Health care 10.9%		9,793,449
Health care equipment and supplies 1.4%
Medtronic PLC	16,126	1,261,537
Health care providers and services 4.3%
BrightSpring Health Services, Inc. (A)	10,531	734,432
Guardant Health, Inc. (A)	8,065	1,209,992
McKesson Corp.	1,380	1,042,728
The Cigna Corp.	3,202	882,727
Pharmaceuticals 5.2%
AstraZeneca PLC	4,859	921,364
Chugai Pharmaceutical Company, Ltd., ADR	14,717	339,668
Eli Lilly & Company	2,530	3,034,558
Galderma Group AG, ADR (A)	8,059	366,443
Industrials 8.1%		7,264,294
Building products 0.9%
Trane Technologies PLC	1,657	813,852
Construction and engineering 1.0%
Vinci SA, ADR	23,306	849,853
Electrical equipment 2.9%
AMETEK, Inc.	5,625	1,360,913
Schneider Electric SE, ADR	19,713	1,284,893
Machinery 3.3%
Cummins, Inc.	1,424	1,015,611
Deere & Company	1,424	903,286
Federal Signal Corp.	8,062	1,035,886
8	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Information technology 30.8%		$27,653,452
Communications equipment 1.9%
Arista Networks, Inc. (A)	10,136	1,721,904
Semiconductors and semiconductor equipment 20.5%
Advanced Micro Devices, Inc. (A)	1,783	1,035,763
Applied Materials, Inc.	4,825	3,488,475
Broadcom, Inc.	8,551	3,230,140
Marvell Technology, Inc.	6,316	1,881,473
Micron Technology, Inc.	2,344	2,705,656
NVIDIA Corp.	19,642	3,930,168
Qnity Electronics, Inc.	12,921	2,110,129
Software 8.4%
Microsoft Corp.	14,469	5,397,226
Palo Alto Networks, Inc. (A)	6,312	2,152,518
Materials 4.6%		4,078,887
Chemicals 1.6%
Linde PLC	2,657	1,378,824
Construction materials 1.3%
Amrize, Ltd. (A)	22,119	1,178,943
Metals and mining 1.7%
Freeport-McMoRan, Inc.	24,187	1,521,120
Real estate 2.1%		1,911,919
Specialized REITs 2.1%
American Tower Corp.	6,353	1,039,160
Digital Realty Trust, Inc.	4,860	872,759
Utilities 0.7%		645,967
Gas utilities 0.7%
UGI Corp.	18,702	645,967

	Contracts/Notional amount	Value
Purchased options 1.5%		$1,292,370
(Cost $2,178,011)
Puts 1.5%		1,292,370
Exchange-Traded Option on S&P 500 Index (Expiration Date: 10-16-26; Strike Price: $6,250; Notional Amount: 600) (A)	6	22,680
Exchange-Traded Option on S&P 500 Index (Expiration Date: 10-16-26; Strike Price: $6,300; Notional Amount: 1,400) (A)	14	56,140
Exchange-Traded Option on S&P 500 Index (Expiration Date: 10-16-26; Strike Price: $7,200; Notional Amount: 900) (A)	9	119,565
Exchange-Traded Option on S&P 500 Index (Expiration Date: 10-16-26; Strike Price: $7,300; Notional Amount: 1,200) (A)	12	185,640
Exchange-Traded Option on S&P 500 Index (Expiration Date: 11-20-26; Strike Price: $6,900; Notional Amount: 300) (A)	3	35,370
Exchange-Traded Option on S&P 500 Index (Expiration Date: 11-20-26; Strike Price: $7,200; Notional Amount: 900) (A)	9	152,730
Exchange-Traded Option on S&P 500 Index (Expiration Date: 11-20-26; Strike Price: $7,250; Notional Amount: 1,200) (A)	12	216,960
Exchange-Traded Option on S&P 500 Index (Expiration Date: 12-18-26; Strike Price: $7,200; Notional Amount: 1,200) (A)	12	234,780
Exchange-Traded Option on S&P 500 Index (Expiration Date: 12-18-26; Strike Price: $7,350; Notional Amount: 800) (A)	8	186,160
Exchange-Traded Option on S&P 500 Index (Expiration Date: 8-21-26; Strike Price: $6,225; Notional Amount: 600) (A)	6	6,510
Exchange-Traded Option on S&P 500 Index (Expiration Date: 8-21-26; Strike Price: $6,475; Notional Amount: 1,900) (A)	19	29,355
Exchange-Traded Option on S&P 500 Index (Expiration Date: 8-21-26; Strike Price: $7,200; Notional Amount: 700) (A)	7	46,480

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	9

	Yield (%)	Shares	Value
Short-term investments 1.1%			$1,000,775
(Cost $1,000,775)
Short-term funds 1.1%			1,000,775
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5748(B)	1,000,775	1,000,775

Total investments (Cost $85,140,594) 100.1%	$89,917,220
Other assets and liabilities, net (0.1%)	(57,268)
Total net assets 100.0%	$89,859,952

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-26.
10	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Advanced Micro Devices, Inc.	USD	600.00	Jul 2026	4	400	$4,307	$(11,430)
Exchange-traded	Advanced Micro Devices, Inc.	USD	660.00	Jul 2026	11	1,100	9,724	(21,368)
Exchange-traded	Alphabet, Inc., Class A	USD	380.00	Jul 2026	88	8,800	20,418	(21,912)
Exchange-traded	Amazon.com, Inc.	USD	270.00	Jul 2026	1	100	89	(19)
Exchange-traded	Amazon.com, Inc.	USD	260.00	Jul 2026	108	10,800	17,962	(13,878)
Exchange-traded	American Tower Corp.	USD	190.00	Jul 2026	60	6,000	7,885	(2,400)
Exchange-traded	AMETEK, Inc.	USD	250.00	Jul 2026	53	5,300	12,439	(12,985)
Exchange-traded	Amrize, Ltd.	USD	57.06	Jul 2026	213	21,300	18,113	(9,585)
Exchange-traded	Applied Materials, Inc.	USD	780.00	Jul 2026	18	1,800	17,100	(61,335)
Exchange-traded	Applied Materials, Inc.	USD	850.00	Jul 2026	18	1,800	11,439	(30,015)
Exchange-traded	Arista Networks, Inc.	USD	180.00	Jul 2026	98	9,800	22,082	(3,969)
Exchange-traded	Berkshire Hathaway, Inc., Class B	USD	515.00	Jul 2026	25	2,500	4,815	(6,900)
Exchange-traded	BrightSpring Health Services, Inc.	USD	75.00	Jul 2026	101	10,100	4,947	(7,070)
Exchange-traded	Broadcom, Inc.	USD	450.00	Jul 2026	41	4,100	34,400	(3,321)
Exchange-traded	Broadcom, Inc.	USD	450.00	Jul 2026	43	4,300	12,070	(7,590)
Exchange-traded	Burlington Stores, Inc.	USD	345.00	Jul 2026	47	4,700	17,121	(15,863)
Exchange-traded	ConocoPhillips	USD	120.00	Jul 2026	93	9,300	5,703	(977)
Exchange-traded	Costco Wholesale Corp.	USD	1,000.00	Jul 2026	24	2,400	20,775	(4,908)
Exchange-traded	Cummins, Inc.	USD	770.00	Jul 2026	13	1,300	18,030	(6,695)
Exchange-traded	Deere & Company	USD	645.00	Jul 2026	13	1,300	13,020	(23,140)
Exchange-traded	Digital Realty Trust, Inc.	USD	200.00	Jul 2026	33	3,300	7,705	(1,238)
Exchange-traded	Digital Realty Trust, Inc.	USD	210.00	Jul 2026	14	1,400	966	(595)
Exchange-traded	Eli Lilly & Company	USD	1,200.00	Jul 2026	6	600	6,635	(8,505)
Exchange-traded	Eli Lilly & Company	USD	1,300.00	Jul 2026	10	1,000	18,084	(13,050)
Exchange-traded	EQT Corp.	USD	55.00	Jul 2026	305	30,500	16,262	(22,723)
Exchange-traded	Federal Signal Corp.	USD	125.00	Jul 2026	77	7,700	10,374	(47,740)
Exchange-traded	Freeport-McMoRan, Inc.	USD	70.00	Jul 2026	239	23,900	23,560	(18,403)
Exchange-traded	Guardant Health, Inc.	USD	150.00	Jul 2026	77	7,700	17,931	(53,900)
Exchange-traded	JPMorgan Chase & Co.	USD	340.00	Jul 2026	36	3,600	4,587	(2,448)
Exchange-traded	JPMorgan Chase & Co.	USD	345.00	Jul 2026	34	3,400	6,003	(952)
Exchange-traded	Life Time Group Holdings, Inc.	USD	40.00	Jul 2026	76	7,600	3,505	(14,060)
Exchange-traded	Linde PLC	USD	535.00	Jul 2026	11	1,100	5,640	(4,785)
Exchange-traded	Linde PLC	USD	540.00	Jul 2026	13	1,300	6,040	(4,160)
Exchange-traded	Lowe’s Companies, Inc.	USD	250.00	Jul 2026	14	1,400	686	(350)
Exchange-traded	Lowe’s Companies, Inc.	USD	240.00	Jul 2026	30	3,000	3,869	(3,150)
Exchange-traded	Marvell Technology, Inc.	USD	400.00	Jul 2026	31	3,100	14,279	(2,387)
Exchange-traded	McKesson Corp.	USD	800.00	Jul 2026	4	400	2,349	(1,640)
Exchange-traded	McKesson Corp.	USD	820.00	Jul 2026	5	500	2,378	(2,038)
Exchange-traded	McKesson Corp.	USD	840.00	Jul 2026	3	300	2,201	(720)
Exchange-traded	Medtronic PLC	USD	82.50	Jul 2026	155	15,500	10,820	(5,115)
Exchange-traded	Micron Technology, Inc.	USD	1,500.00	Jul 2026	12	1,200	37,848	(14,670)
Exchange-traded	Micron Technology, Inc.	USD	1,600.00	Jul 2026	10	1,000	11,805	(13,850)
Exchange-traded	Morgan Stanley	USD	230.00	Jul 2026	31	3,100	5,197	(388)
Exchange-traded	NVIDIA Corp.	USD	230.00	Jul 2026	190	19,000	36,467	(6,650)
Exchange-traded	Palo Alto Networks, Inc.	USD	320.00	Jul 2026	29	2,900	7,828	(63,003)
Exchange-traded	Palo Alto Networks, Inc.	USD	330.00	Jul 2026	28	2,800	5,895	(49,840)
Exchange-traded	Pinnacle Financial Partners, Inc.	USD	100.00	Jul 2026	4	400	565	(1,440)
Exchange-traded	Pinnacle Financial Partners, Inc.	USD	105.00	Jul 2026	89	8,900	3,553	(6,675)
Exchange-traded	Qnity Electronics, Inc.	USD	185.00	Jul 2026	81	8,100	21,382	(23,895)
Exchange-traded	SharkNinja, Inc.	USD	155.00	Jul 2026	76	7,600	16,646	(32,300)
Exchange-traded	Suncor Energy, Inc.	USD	60.00	Jul 2026	108	10,800	4,251	(1,080)
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	11

Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	The Cigna Corp.	USD	300.00	Jul 2026	31	3,100	$4,764	$(2,558)
Exchange-traded	T-Mobile US, Inc.	USD	200.00	Jul 2026	47	4,700	5,120	(940)
Exchange-traded	Trane Technologies PLC	USD	520.00	Jul 2026	14	1,400	6,498	(4,900)
Exchange-traded	UGI Corp.	USD	40.00	Jul 2026	171	17,100	1,450	(855)
Exchange-traded	Valero Energy Corp.	USD	265.00	Jul 2026	61	6,100	16,170	(43,005)
Exchange-traded	Viking Holdings, Ltd.	USD	110.00	Jul 2026	76	7,600	6,516	(11,210)
Exchange-traded	Walmart, Inc.	USD	130.00	Jul 2026	191	19,100	6,185	(1,337)
							$634,453	$(751,915)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	S&P 500 Index	USD	5,275.00	Aug 2026	6	600	$27,372	$(2,220)
Exchange-traded	S&P 500 Index	USD	5,475.00	Aug 2026	19	1,900	63,860	(8,645)
Exchange-traded	S&P 500 Index	USD	6,200.00	Aug 2026	7	700	28,973	(7,350)
Exchange-traded	S&P 500 Index	USD	5,300.00	Oct 2026	19	1,900	87,551	(27,835)
Exchange-traded	S&P 500 Index	USD	6,200.00	Oct 2026	9	900	63,581	(32,130)
Exchange-traded	S&P 500 Index	USD	7,250.00	Oct 2026	6	600	112,329	(85,980)
Exchange-traded	S&P 500 Index	USD	5,800.00	Nov 2026	3	300	21,369	(10,695)
Exchange-traded	S&P 500 Index	USD	6,100.00	Nov 2026	9	900	82,809	(43,470)
Exchange-traded	S&P 500 Index	USD	6,200.00	Nov 2026	12	1,200	116,526	(64,440)
Exchange-traded	S&P 500 Index	USD	6,100.00	Dec 2026	8	800	78,864	(49,040)
Exchange-traded	S&P 500 Index	USD	6,200.00	Dec 2026	4	400	42,152	(27,120)
Exchange-traded	S&P 500 Index	USD	6,350.00	Dec 2026	8	800	80,992	(63,160)
							$806,378	$(422,085)

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
INTERNATIONAL HIGH DIVIDEND ETF

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 97.6%		$10,601,492
(Cost $7,848,142)
Australia 5.1%		554,949
ANZ Group Holdings, Ltd.	1,177	28,825
Fortescue, Ltd.	15,539	206,158
QBE Insurance Group, Ltd.	7,681	134,046
Suncorp Group, Ltd.	8,207	109,679
Woodside Energy Group, Ltd.	3,901	76,241
Austria 1.7%		179,090
BAWAG Group AG (A)	640	128,269
OMV AG	806	50,821
Canada 8.4%		906,790
Canadian Natural Resources, Ltd.	919	36,352
Enbridge, Inc.	3,478	188,541
Finning International, Inc.	385	27,185
Magna International, Inc.	2,123	139,553
Open Text Corp. (B)	1,430	31,639
12	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Canada (continued)
Peyto Exploration & Development Corp. (B)	2,873	$47,912
Power Corp. of Canada	1,917	119,472
Royal Bank of Canada	607	125,648
TELUS Corp.	18,017	190,488
China 0.5%		54,193
Yangzijiang Shipbuilding Holdings, Ltd.	20,496	54,193
Denmark 0.5%		58,897
Novo Nordisk A/S, B Shares	1,224	58,897
Finland 1.7%		188,190
Fortum OYJ	5,762	133,664
Nordea Bank ABP	2,873	54,526
France 9.2%		1,002,323
BNP Paribas SA	505	58,972
Cie Generale des Etablissements Michelin SCA	1,134	43,757
Credit Agricole SA	11,396	229,246
Engie SA	6,382	201,312
Gecina SA	615	51,715
Klepierre SA	4,670	195,308
Pernod Ricard SA	671	48,990
Publicis Groupe SA	750	74,137
Sanofi	1,152	98,886
Germany 4.8%		516,775
Deutsche Telekom AG	3,939	107,408
Heidelberg Materials AG	694	132,427
Mercedes-Benz Group AG	3,947	198,194
SAP SE	514	78,746
Hong Kong 4.5%		493,204
CK Asset Holdings, Ltd.	13,649	76,895
CK Hutchison Holdings, Ltd.	17,468	147,570
Henderson Land Development Company, Ltd.	11,678	36,931
Link REIT	11,083	51,585
WH Group, Ltd. (A)	170,485	180,223
Israel 1.9%		202,243
Bank Leumi Le-Israel BM	5,951	132,884
Mizrahi Tefahot Bank, Ltd.	1,049	69,359
Italy 8.1%		883,430
Banco BPM SpA	13,257	229,018
Enel SpA	4,006	46,048
Generali (B)	3,644	177,521
Intesa Sanpaolo SpA	30,350	207,848
Poste Italiane SpA	6,815	222,995
Japan 16.4%		1,776,353
Advantest Corp.	606	120,585
Alps Alpine Company, Ltd.	6,686	84,128
Daiichi Life Group, Inc.	3,341	36,560
Daito Trust Construction Company, Ltd.	6,294	120,207
Daiwa House Industry Company, Ltd.	2,395	65,090
FUJIFILM Holdings Corp.	1,227	26,295
Fujikura, Ltd.	2,054	78,836
Hitachi, Ltd.	1,559	42,887
Invincible Investment Corp.	142	52,248
Kawasaki Kisen Kaisha, Ltd.	3,022	46,206
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	13

	Shares	Value
Japan (continued)
Kobe Steel, Ltd.	2,589	$29,829
Komatsu, Ltd.	2,518	97,327
Marubeni Corp.	2,537	73,210
Mitsui & Company, Ltd.	4,697	129,964
MS&AD Insurance Group Holdings, Inc.	5,491	143,251
Recruit Holdings Company, Ltd.	651	45,383
SBI Holdings, Inc.	2,458	39,912
SCREEN Holdings Company, Ltd.	677	74,167
Shionogi & Company, Ltd.	1,540	26,427
Subaru Corp.	1,757	25,837
Sumitomo Corp.	21,744	207,239
Tokyo Electron, Ltd.	444	210,765
Netherlands 2.0%		216,488
ASML Holding NV	110	216,488
Norway 2.8%		306,330
DNB Bank ASA	1,708	50,866
Equinor ASA	5,752	182,230
Orkla ASA	4,889	51,481
Var Energi ASA	5,226	21,753
Singapore 5.6%		608,900
DBS Group Holdings, Ltd.	4,442	224,598
Oversea-Chinese Banking Corp., Ltd.	11,894	227,958
Venture Corp., Ltd.	11,819	156,344
Spain 3.8%		416,952
Banco Bilbao Vizcaya Argentaria SA	8,735	218,410
Naturgy Energy Group SA	6,324	198,542
Sweden 5.9%		641,497
Svenska Handelsbanken AB, A Shares	15,170	223,518
Swedbank AB, A Shares	1,430	53,488
Telefonaktiebolaget LM Ericsson, B Shares	12,811	143,159
Volvo AB, B Shares	6,501	221,332
Switzerland 5.7%		616,667
ABB, Ltd.	2,154	233,868
Novartis AG	1,263	198,191
Partners Group Holding AG	53	43,509
Roche Holding AG, Participation Certificates	342	141,099
United Kingdom 9.0%		978,221
3i Group PLC	917	30,257
Aberdeen Group PLC	19,121	60,451
Admiral Group PLC	1,091	51,550
AstraZeneca PLC	385	72,050
Barratt Redrow PLC	11,682	43,584
British American Tobacco PLC	2,985	185,295
GSK PLC	1,593	41,884
Imperial Brands PLC	4,281	158,470
Kingfisher PLC	19,618	73,740
NatWest Group PLC	6,572	58,180

Rio Tinto PLC	2,145	202,760
Preferred securities 1.6%		$172,633
(Cost $213,504)
Germany 1.6%		172,633
Volkswagen AG	2,154	172,633

14	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.7%			$78,404
(Cost $78,410)
Short-term funds 0.7%			78,404
John Hancock Collateral Trust (C)	3.6026(D)	7,841	78,404

Total investments (Cost $8,140,056) 99.9%	$10,852,529
Other assets and liabilities, net 0.1%	10,092
Total net assets 100.0%	$10,862,621

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $249,081. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $267,795 in the form of U.S. Treasuries was pledged to the fund.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
The fund had the following sector composition as a percentage of net assets on 6-30-26:
Financials	32.1%
Industrials	12.9%
Information technology	10.5%
Consumer discretionary	6.4%
Real estate	6.0%
Health care	5.9%
Consumer staples	5.8%
Energy	5.6%
Utilities	5.3%
Materials	5.3%
Communication services	3.4%
Short-term investments and other	0.8%
TOTAL	100.0%
U.S. HIGH DIVIDEND ETF

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 98.9%		$12,028,832
(Cost $8,911,935)
Communication services 4.6%		565,570
Diversified telecommunication services 2.8%
Comcast Corp., Class A	5,567	136,670
Verizon Communications, Inc.	4,851	205,391
Media 1.8%
Omnicom Group, Inc.	2,293	166,999
Sirius XM Holdings, Inc.	1,913	56,510
Consumer discretionary 4.5%		551,549
Broadline retail 0.5%
eBay, Inc.	544	60,792
Hotels, restaurants and leisure 0.2%
Darden Restaurants, Inc.	149	30,695
Household durables 0.6%
Garmin, Ltd.	321	76,250
Specialty retail 2.8%
Best Buy Company, Inc.	2,465	187,044
The Home Depot, Inc.	435	153,416
Textiles, apparel and luxury goods 0.4%
Ralph Lauren Corp.	108	43,352
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	15

	Shares	Value
Consumer staples 7.2%		$878,434
Consumer staples distribution and retail 0.6%
Target Corp.	323	42,187
Walmart, Inc.	277	31,373
Food products 3.1%
Conagra Brands, Inc.	15,478	208,334
The Kraft Heinz Company	7,374	174,174
Tobacco 3.5%
Altria Group, Inc.	3,376	242,903
Philip Morris International, Inc.	992	179,463
Energy 3.0%		363,744
Oil, gas and consumable fuels 3.0%
Chevron Corp.	1,179	195,431
Kinder Morgan, Inc.	2,246	71,805
ONEOK, Inc.	780	67,813
The Williams Companies, Inc.	386	28,695
Financials 17.3%		2,099,551
Banks 5.3%
Columbia Banking System, Inc.	6,060	194,223
Credicorp, Ltd.	573	223,229
JPMorgan Chase & Co.	563	184,287
U.S. Bancorp	631	38,112
Capital markets 8.1%
BlackRock, Inc.	187	179,812
Evercore, Inc., Class A	198	67,605
Franklin Resources, Inc.	2,056	68,403
Jefferies Financial Group, Inc.	717	35,836
Morgan Stanley	694	145,074
T. Rowe Price Group, Inc.	2,286	259,895
The Goldman Sachs Group, Inc.	228	230,592
Insurance 3.9%
American Financial Group, Inc.	1,667	233,280
The Progressive Corp.	1,095	239,203
Health care 7.0%		855,295
Biotechnology 0.3%
Gilead Sciences, Inc.	257	32,469
Health care equipment and supplies 0.3%
Medtronic PLC	547	42,792
Health care providers and services 1.1%
UnitedHealth Group, Inc.	312	129,677
Pharmaceuticals 5.3%
Bristol-Myers Squibb Company	3,401	195,966
Eli Lilly & Company	97	116,345
Johnson & Johnson	564	143,239
Pfizer, Inc.	8,090	194,807
Industrials 10.1%		1,223,125
Aerospace and defense 0.4%
Carpenter Technology Corp.	82	50,581
Air freight and logistics 1.9%
United Parcel Service, Inc., Class B	2,127	228,653
Construction and engineering 1.9%
Comfort Systems USA, Inc.	115	227,924
16	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Industrials (continued)
Electrical equipment 2.9%
Emerson Electric Company	499	$71,432
Rockwell Automation, Inc.	114	56,439
Vertiv Holdings Company, Class A	685	229,352
Professional services 3.0%
Automatic Data Processing, Inc.	531	118,917
Paychex, Inc.	2,439	239,827
Information technology 36.6%		4,449,253
Communications equipment 1.9%
Cisco Systems, Inc.	1,974	231,866
IT services 2.1%
Accenture PLC, Class A	556	69,189
IBM Corp.	661	185,880
Semiconductors and semiconductor equipment 20.7%
Analog Devices, Inc.	113	44,880
Broadcom, Inc.	774	292,379
KLA Corp.	757	228,394
Lam Research Corp.	788	341,464
Micron Technology, Inc.	416	480,185
Monolithic Power Systems, Inc.	74	102,295
NVIDIA Corp.	4,186	837,577
Texas Instruments, Inc.	653	194,640
Software 5.4%
Intuit, Inc.	73	19,053
Microsoft Corp.	1,296	483,434
Oracle Corp.	1,017	149,041
Technology hardware, storage and peripherals 6.5%
Apple, Inc.	2,123	614,311
Seagate Technology Holdings PLC	181	174,665
Real estate 6.4%		775,656
Hotel and resort REITs 0.5%
Host Hotels & Resorts, Inc.	2,416	57,283
Industrial REITs 0.2%
Prologis, Inc.	203	27,500
Retail REITs 2.0%
Simon Property Group, Inc.	1,093	244,449
Specialized REITs 3.7%
Gaming and Leisure Properties, Inc.	4,639	206,575
Public Storage	103	32,786
VICI Properties, Inc.	7,799	207,063
Utilities 2.2%		266,655
Electric utilities 2.2%
Edison International	3,050	227,073
NRG Energy, Inc.	271	39,582

	Yield (%)	Shares	Value
Short-term investments 1.3%			$158,167
(Cost $158,195)
Short-term funds 1.3%			158,167
John Hancock Collateral Trust (A)	3.6026(B)	15,818	158,167

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	17

Total investments (Cost $9,070,130) 100.2%	$12,186,999
Other assets and liabilities, net (0.2%)	(21,272)
Total net assets 100.0%	$12,165,727

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 6-30-26.
18	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International Select ETF
John Hancock Collateral Trust	44,163	$3,423,423	$2,179,699	$(5,161,459)	$263	$(322)	$3,455	—	$441,604
Disciplined Value Select ETF
John Hancock Collateral Trust	—	$109,003	$9,950,475	$(10,059,577)	$102	$(3)	—	—	—
Fundamental All Cap Core ETF
John Hancock Collateral Trust	11,810	$77,645	$157,497	$(117,032)	$(2)	$(19)	$650	—	$118,089
International High Dividend ETF
John Hancock Collateral Trust	7,841	$422,963	$1,554,167	$(1,898,650)	$(98)	$22	$2,913	—	$78,404
|	19

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. High Dividend ETF
John Hancock Collateral Trust	15,818	$146,711	$128,127	$(116,629)	$(38)	$(4)	$1,532	—	$158,167
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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